Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We believe that cybersecurity is important to our operations and we recognize the importance of timely and appropriately assessing, preventing, identifying and managing risks associated with cybersecurity threats. Such risks include, among other things, potential operational risks, financial risks, intellectual property theft, fraud, extortion, harm to employees and clients, violation of privacy and other litigation and legal risks, and reputational risks.

To date, we have never experienced material cybersecurity threats, disruptions, data losses, or major impacts.

We have engaged a third-party advisor in assisting us in assessing and managing cybersecurity risks. They are responsible for providing assistance in managing daily cybersecurity tasks, updating cybersecurity policies, implementing remedial measures, and providing assessment reports. Our management receives regular briefings from the advisor on cybersecurity incidents and cybersecurity reports. Nevertheless, our efforts may not be adequate, and we may fail to accurately assess the severity of an incident, may not be sufficient to prevent or limit harm, or may fail to sufficiently remediate an incident in a timely fashion, any of which could harm our business, reputation, results of operations and financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	group-wide cybersecurity program
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is aware of the importance of adopting a group-wide cybersecurity program. Our board of directors actively oversees our cybersecurity risks by actively reviewing reports on cybersecurity risks, legislation, and incidents.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors actively oversees our cybersecurity risks by actively reviewing reports on cybersecurity risks, legislation, and incidents
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	management
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management receives regular briefings from the advisor on cybersecurity incidents and cybersecurity reports